SCHEDULE OF SHARE OPTION GRANTED (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Notes and other explanatory information [abstract]
Number of options outstanding, Beginning balance | shares	30	27
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 149.45	$ 94.5
Number of Issue of options | shares	23,951	18
Weighted average exercise price, Issue of options | $ / shares	$ 83.50	$ 175.36
Number of options, Expired | shares	(1)	(15)
Weighted average exercise price, Expired | $ / shares	$ 188	$ 66.30
Number of options outstanding, Ending balance | shares	23,980	30
Weighted average exercise price outstanding, Ending balance | $ / shares	$ 83.57	$ 149.45
Number of options, Exercisable | shares	23,966	27
Weighted average exercise price, Exercisable | $ / shares	$ 83.54	$ 146.78